PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment of the Group at December 31, 2013 and 2012 were as follows:

	2013	2013	2012
	US$	RMB	RMB
	(In thousands)
Buildings	52,146	317,930	168,302
Machinery and equipment	36,281	221,203	197,452
Motor vehicles	4,435	27,037	25,486
Furniture, fixtures and office equipment	17,164	104,649	38,422
	110,026	670,819	429,662
Less: accumulated depreciation	(34,425)	(209,887)	(169,690)
Property, plant and equipment, net	75,601	460,932	259,972

The Group’s buildings are located in the PRC and United States and the land on which the Group’s buildings are situated in the PRC are State-owned.  The property in the U.S. is owned by Jinpan Realty, LLP, a wholly owned subsidiary of Jinpan USA. Depreciation expense in 2013, 2012 and 2011 was RMB 40.2 million (US$ 6.5 million), RMB 33.0 million (US$ 5.2 million) and RMB 27.9 million (US$4.3 million) respectively. The depreciation was included both in cost of goods sold and selling and administrative expense.

Construction in progress represents labors cost, materials in connection with the construction of new facility and installation of manufacturing equipment. At December 31, 2013 and 2012 the balance of construction in progress was RMB 23.1 million (US$ 3.8 million) and RMB 183.5 million (US$ 29.2 million) respectively.